ACQUISITIONS AND DISPOSALS (Details) $ in Millions				8 Months Ended	12 Months Ended
	Jul. 01, 2019 USD ($)	Apr. 17, 2019 USD ($)	Jan. 22, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Jan. 23, 2021	Jan. 23, 2020 USD ($)	May 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations | item							0
Contingent consideration				$ 141.0	$ 128.0	$ 141.0
Cash flows used in obtaining control of subsidiaries or other businesses					(170.0)	(869.0)	$ (29.0)
Aggregate identifiable assets acquired and liabilities assumed
Cash transferred				869.0		869.0
Goodwill				2,789.0	2,928.0	2,789.0
Acquisitions					99.0
Exchange adjustment					43.0
2019 and Prior Years Acquisitions
Aggregate identifiable assets acquired and liabilities assumed
Payments of deferred contingent consideration					53.0	73.0
Ceterix Orthopaedics
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			100.00%
Maximum consideration payable at the acquisition date			$ 105.0
Fair value of consideration			96.0
Deferred consideration			5.0
Contingent consideration			$ 47.0
Risk-free discount rate (as a percent)			3.30%
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					2.0
Inventory					2.0
Trade and other receivables					1.0
Trade and other payable					(4.0)
Net deferred tax asset/(liability)					1.0
Net assets					45.0
Goodwill					49.0
Consideration (net of cash acquired)					94.0
Net cash					2.0
Ceterix Orthopaedics | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 55.0
Ceterix Orthopaedics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					43.0
Osiris Therapeutics
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired		100.00%
Contingent consideration		$ 0.0
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					6.0
Investments					17.0
Other non-current assets					4.0
Inventory					9.0
Trade and other receivables					49.0
Trade and other payable					(34.0)
Provisions					(14.0)
Non-current liabilities					(7.0)
Net deferred tax asset/(liability)					(56.0)
Net assets					338.0
Goodwill					298.0
Consideration (net of cash acquired)					636.0
Cash transferred		$ 660.0
Net cash					24.0
Revenue of combined entity as if combination occurred at beginning of period				114.0	160.0
Fair value Of goodwill				301.0	298.0	301.0
Adjustments to fair value of goodwill					3.0
Osiris Therapeutics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					284.0
Osiris Therapeutics | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					80.0
Leaf Healthcare
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired		85.50%
Equity interest held by acquiree immediately before acquisition date		14.5
Equity interest held by acquiree immediately after acquisition		100
Carrying value of equity interest held prior to acquisition date		$ 6.0
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		1.0
Maximum consideration payable at the acquisition date		75.0
Fair value of maximum consideration payable		52.0
Deferred consideration		4.0
Contingent consideration		$ 12.0
Risk-free discount rate (as a percent)		3.00%
Aggregate identifiable assets acquired and liabilities assumed
Inventory					1.0
Trade and other receivables					1.0
Trade and other payable					(1.0)
Net deferred tax asset/(liability)					1.0
Net assets					16.0
Goodwill					37.0
Consideration (net of cash acquired)					53.0
Net cash					1.0
Leaf Healthcare | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 35.0
Leaf Healthcare | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					14.0
Brainlab OJR
Disclosure of detailed information about business combination [line items]
Maximum consideration payable at the acquisition date										$ 108.0
Fair value of maximum consideration payable										107.0
Contingent consideration										$ 57.0
Risk-free discount rate (as a percent)										2.30%
Aggregate identifiable assets acquired and liabilities assumed
Net assets					84.0
Goodwill					23.0
Consideration (net of cash acquired)					107.0
Brainlab OJR | Maximum
Disclosure of detailed information about business combination [line items]
Maximum consideration payable at the acquisition date										$ 58.0
Brainlab OJR | Technology
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					75.0
Brainlab OJR | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					9.0
Atracsys
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Fair value of consideration	$ 42.0
Deferred consideration	14.0
Contingent consideration	$ 5.0
Risk-free discount rate (as a percent)	2.30%
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					1.0
Inventory					1.0
Trade and other receivables					1.0
Trade and other payable					(1.0)
Net deferred tax asset/(liability)					(1.0)
Net assets					11.0
Goodwill					31.0
Consideration (net of cash acquired)					42.0
Net cash					0.0
Atracsys | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 6.0
Atracsys | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					9.0
Atracsys | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					1.0
Tusker
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired								100.00%
Maximum consideration payable at the acquisition date					140.0
Fair value of consideration					139.0
Deferred consideration					6.0
Contingent consideration					35.0
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment									$ 6.0
Other receivables									1.0
Trade and other payable									(6.0)
Non-current liabilities									(3.0)
Net deferred tax asset/(liability)									5.0
Net assets									56.0
Goodwill									83.0
Consideration (net of cash acquired)									139.0
Tusker | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets									$ 53.0
Two smaller acquisitions in spheres of remote physical therapy and arthroscopic enabling technology
Disclosure of detailed information about business combination [line items]
Maximum consideration payable at the acquisition date					41.0
Fair value of consideration					26.0
Deferred consideration					3.0
Contingent consideration					17.0
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					8.0
Property, plant & equipment and inventory					2.0
Goodwill not expected to be deductible for tax purposes					16.0
Acquisitions 2020
Aggregate identifiable assets acquired and liabilities assumed
Cash transferred				$ 796.0	$ 117.0	$ 796.0